Fixed Assets - Amounts recognized in the statement of operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fixed Assets
Depreciation expense of right-of-use assets	€ (5,053)	€ (3,901)
Impairment expense	(710)
Interest expense on lease liabilities	(2,218)	(1,729)
Expense relating to short-term leases (included in cost of sales)	(76)	(119)
Expense relating to leases of low-value assets (included in administrative expenses)	(66)	(39)
Total amount recognized in profit or loss	€ (8,123)	€ (5,788)